Statement of Stockholders' Equity - 1 months ended Jun. 30, 2018 - USD ($)	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 03, 2018
Balance, shares at Jun. 03, 2018
Issuance of Common Stock	$ 38	749,962		750,000
Issuance of Common Stock, shares	375,000
Net Loss			(77,636)	(77,636)
Balance at Jun. 30, 2018	$ 38	$ 749,962	$ (77,636)	$ 672,364
Balance, shares at Jun. 30, 2018	375,000